Condensed Consolidating Financial Information Condensed Consolidating Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$ 340,929	$ 182,072	$ 206,190	$ 211,772	$ 159,183
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(61,126)	(60,636)	(88,255)	(86,416)	(61,438)
Proceeds from sales of property and equipment	1,459	692	1,057	1,743	1,441
Proceeds from sale of businesses, net of cash sold			0	0	11,992
Investment in unconsolidated subsidiary	(9,136)	0
Investment in subsidiaries	0	0	0	0	0
Acquisitions, net of cash acquired	(395,974)	(133,123)	(265,336)	(486,934)	(143,578)
Net cash used in investing activities	(464,777)	(193,067)	(352,534)	(571,607)	(191,583)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	13,647	14,187	17,693	11,919	13,962
Excess tax benefit from stock-based payments	15,998	11,071	15,737	7,973	15,000
Debt issuance costs	(16,912)	(175)	(253)	(11,048)	(419)
Proceeds from issuance of senior notes	600,000	0
Borrowings under revolving credit facility	399,758	500,087	742,381	1,111,369	0
Repayments under revolving credit facility	(745,313)	(747,851)	(855,402)	(453,867)	0
Borrowings under term loans	35,000	200,000	200,000	250,000	0
Repayments under term loans	(11,250)	(14,375)	(20,000)	(600,464)	(7,476)
Borrowings under receivables securitization facility	41,500	77,272	82,700	0	0
Repayments under receivables securitization facility	(111,500)	0	(2,700)	0	0
Repayments of other long-term debt	(19,518)	(8,336)
Payments of other obligations	(32,091)	(600)	(23,084)	(4,471)	(2,105)
Investment and intercompany note activity with parent	0	0	0	0	0
Intercompany Dividend Paid	0	0	0	0	0
Net cash provided by financing activities	169,319	31,280	157,072	311,411	18,962
Effect of exchange rate changes on cash and equivalents	2,096	682	795	982	221
Net increase (decrease) in cash and equivalents	47,567	20,967	11,523	(47,442)	(13,217)
Cash and equivalents, beginning of period	59,770	48,247	48,247	95,689	108,906
Cash and equivalents, end of period	107,337	69,214	59,770	48,247	95,689
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	101,136	134,934	150,309	72,199	53,403
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1)	(45)	(150)	(922)	(705)
Proceeds from sales of property and equipment	0	0	0	2	16
Proceeds from sale of businesses, net of cash sold					0
Investment in unconsolidated subsidiary	0
Investment in subsidiaries	(418,205)	(48,690)	(132,006)	(347,005)	(77,421)
Acquisitions, net of cash acquired	0	0	0	0	0
Net cash used in investing activities	(418,206)	(48,735)	(132,156)	(347,925)	(78,110)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	13,647	14,187	17,693	11,919	13,962
Excess tax benefit from stock-based payments	15,998	11,071	15,737	7,973	15,000
Debt issuance costs	(16,830)	0	(30)	(10,874)	(419)
Proceeds from issuance of senior notes	600,000
Borrowings under revolving credit facility	315,000	442,500	612,700	748,329
Repayments under revolving credit facility	(616,000)	(733,500)	(832,700)	(227,329)
Borrowings under term loans	35,000	200,000	200,000	250,000
Repayments under term loans	(11,250)	(14,375)	(20,000)	(563,079)	(7,037)
Borrowings under receivables securitization facility	0	0	0
Repayments under receivables securitization facility	0		0
Repayments of other long-term debt	(925)	(2,580)
Payments of other obligations	0	0	(3,065)	(1,640)	(850)
Investment and intercompany note activity with parent	0	0	0	0	0
Intercompany Dividend Paid	0	0	0	0	0
Net cash provided by financing activities	334,640	(82,697)	(9,665)	215,299	20,656
Effect of exchange rate changes on cash and equivalents	0	0	0	0	0
Net increase (decrease) in cash and equivalents	17,570	3,502	8,488	(60,427)	(4,051)
Cash and equivalents, beginning of period	18,396	9,908	9,908	70,335	74,386
Cash and equivalents, end of period	35,966	13,410	18,396	9,908	70,335
Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	195,524	252,440	289,013	201,029	163,533
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(40,824)	(47,446)	(68,344)	(79,474)	(57,687)
Proceeds from sales of property and equipment	1,032	458	699	1,557	1,040
Proceeds from sale of businesses, net of cash sold					11,992
Investment in unconsolidated subsidiary	0
Investment in subsidiaries	(84,893)	0	0	(93,985)	0
Acquisitions, net of cash acquired	(21,570)	(110,713)	(183,716)	(193,292)	(121,384)
Net cash used in investing activities	(146,255)	(157,701)	(251,361)	(365,194)	(166,039)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	0	0	0	0	0
Excess tax benefit from stock-based payments	0	0	0	0	0
Debt issuance costs	0	0	0	0	0
Proceeds from issuance of senior notes	0
Borrowings under revolving credit facility	0	0	0	0
Repayments under revolving credit facility	0	0	0	0
Borrowings under term loans	0	0	0	0
Repayments under term loans	0	0	0	0	0
Borrowings under receivables securitization facility	0	0	0
Repayments under receivables securitization facility	0		0
Repayments of other long-term debt	(7,983)	(1,834)
Payments of other obligations	(473)	(600)	(6,861)	(849)	(399)
Investment and intercompany note activity with parent	(25,095)	(47,754)	(129,076)	(226,872)	(56,459)
Intercompany Dividend Paid	(71,943)	(138,279)	(159,047)	(65,797)	(55,638)
Net cash provided by financing activities	(55,304)	(92,959)	(36,832)	160,226	422
Effect of exchange rate changes on cash and equivalents	0	0	0	0	0
Net increase (decrease) in cash and equivalents	(6,035)	1,780	820	(3,939)	(2,084)
Cash and equivalents, beginning of period	18,253	17,433	17,433	21,372	23,456
Cash and equivalents, end of period	12,218	19,213	18,253	17,433	21,372
Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	116,212	(67,023)	(74,085)	4,341	(2,115)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(20,301)	(13,145)	(19,761)	(6,020)	(3,046)
Proceeds from sales of property and equipment	427	234	358	184	385
Proceeds from sale of businesses, net of cash sold					0
Investment in unconsolidated subsidiary	(9,136)
Investment in subsidiaries	0	0	0	0	0
Acquisitions, net of cash acquired	(374,404)	(22,410)	(81,620)	(293,642)	(22,194)
Net cash used in investing activities	(403,414)	(35,321)	(101,023)	(299,478)	(24,855)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	0	0	0	0	0
Excess tax benefit from stock-based payments	0	0	0	0	0
Debt issuance costs	(82)	(175)	(223)	(174)	0
Proceeds from issuance of senior notes	0
Borrowings under revolving credit facility	84,758	57,587	129,681	363,040
Repayments under revolving credit facility	(129,313)	(14,351)	(22,702)	(226,538)
Borrowings under term loans	0	0	0	0
Repayments under term loans	0	0	0	(37,385)	(439)
Borrowings under receivables securitization facility	41,500	77,272	82,700
Repayments under receivables securitization facility	(111,500)		(2,700)
Repayments of other long-term debt	(10,610)	(3,922)
Payments of other obligations	(31,618)	0	(13,158)	(1,982)	(856)
Investment and intercompany note activity with parent	(478,003)	(936)	(2,930)	(214,118)	(20,962)
Intercompany Dividend Paid	0	0	0	0	0
Net cash provided by financing activities	321,138	117,347	176,528	311,079	19,667
Effect of exchange rate changes on cash and equivalents	2,096	682	795	982	221
Net increase (decrease) in cash and equivalents	36,032	15,685	2,215	16,924	(7,082)
Cash and equivalents, beginning of period	23,121	20,906	20,906	3,982	11,064
Cash and equivalents, end of period	59,153	36,591	23,121	20,906	3,982
Consolidation, Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	(71,943)	(138,279)	(159,047)	(65,797)	(55,638)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	0	0	0	0	0
Proceeds from sales of property and equipment	0	0	0	0	0
Proceeds from sale of businesses, net of cash sold					0
Investment in unconsolidated subsidiary	0
Investment in subsidiaries	503,098	48,690	132,006	440,990	77,421
Acquisitions, net of cash acquired	0	0	0	0	0
Net cash used in investing activities	503,098	48,690	132,006	440,990	77,421
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	0	0	0	0	0
Excess tax benefit from stock-based payments	0	0	0	0	0
Debt issuance costs	0	0	0	0	0
Proceeds from issuance of senior notes	0
Borrowings under revolving credit facility	0	0	0	0
Repayments under revolving credit facility	0	0	0	0
Borrowings under term loans	0	0	0	0
Repayments under term loans	0	0	0	0	0
Borrowings under receivables securitization facility	0	0	0
Repayments under receivables securitization facility	0		0
Repayments of other long-term debt	0	0
Payments of other obligations	0	0	0	0	0
Investment and intercompany note activity with parent	503,098	48,690	132,006	440,990	77,421
Intercompany Dividend Paid	71,943	138,279	159,047	65,797	55,638
Net cash provided by financing activities	(431,155)	89,589	27,041	(375,193)	(21,783)
Effect of exchange rate changes on cash and equivalents	0	0	0	0	0
Net increase (decrease) in cash and equivalents	0	0	0	0	0
Cash and equivalents, beginning of period	0	0	0	0	0
Cash and equivalents, end of period	$ 0	$ 0	$ 0	$ 0	$ 0